LOSS BEFORE INCOME TAX (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of loss before income tax from continuing operations [Abstract]
Schedule of Group's Loss Before Income Tax

The Group's loss before tax is arrived at after crediting/charging:

	Six months ended June 30,
	2019	2020	2020
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Crediting:
Interest income on bank deposits	4	9	1

Charging:
Cost of sales	1,377	6,844	969
Finance costs*	41	13	2
Employee benefit expenses	859	632	90
Depreciation and amortization:
- Property, plant and equipment	31	32	5
- Right-of-use assets	611	577	82
Lease payments not included in the measurement of lease liabilities	15	33	5

———————

* Finance costs from operations mainly represented bank charges and interest on lease liabilities. The amounts of bank charges were CNY4.00 and CNY4.00 (US$1.00), and the interest on lease liabilities amounted to CNY37.00 and CNY9.00 (US$1.00), for the six months ended June 30, 2019 and 2020, respectively.